Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SIT LARGE CAP GROWTH FUND INC
Entity Central Index Key	0000356786
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000032270
Shareholder Report [Line Items]
Fund Name	Sit Large Cap Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Large Cap Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Large Cap Growth Fund	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Line Graph [Table Text Block]
	Sit Large Cap Growth Fund	Russell 3000® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
12/16	10,436	11,274	10,708
12/17	13,340	13,656	13,943
12/18	12,926	12,940	13,732
12/19	17,167	16,954	18,728
12/20	22,993	20,495	25,938
12/21	29,556	25,754	33,096
12/22	21,227	20,808	23,452
12/23	29,652	26,209	33,462
12/24	37,431	32,448	44,623
12/25	43,135	38,012	52,905

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/25)

	6 Months	1 Year	5 Years	10 Years
Sit Large Cap Growth Fund	11.38%	15.24%	13.41%	15.74%
Russell 3000® Index	10.78%	17.15%	13.15%	14.29%
Russell 1000® Growth Index	11.75%	18.56%	15.32%	18.13%

The Fund continues to use the Russell 1000® Growth Index as an additional benchmark.

Material Change Date	Dec. 31, 2025
AssetsNet	$ 260,945,811
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,283,629
InvestmentCompanyPortfolioTurnover	3.04%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/25)

Total Net Assets	$260,945,811
# of Portfolio Holdings	58
Portfolio Turnover Rate	3.04%
Investment Advisory Fees Paid	$1,283,629
Weighted average market cap	$1,893.9 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	31.3%
Technology Services	29.6
Retail Trade	8.8
Health Technology	7.7
Producer Manufacturing	5.7
Finance	2.9
Consumer Services	2.6
Industrial Services	2.1
Others	6.9
Cash and other net assets	2.4
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	11.8%
Apple, Inc.	10.9
Microsoft Corp.	10.2
Alphabet, Inc.	9.1
Amazon.com, Inc.	5.2
Broadcom, Inc.	4.2
Meta Platforms, Inc.	3.7
Eli Lilly & Co.	2.4
Applied Materials, Inc.	2.0
Visa, Inc.	1.8

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2025.